Interest in associates and joint ventures - The Saudi British Bank information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Interests in associates	$ 28,777	$ 27,200
Saudi Awwal Bank
Disclosure of associates [line items]
HSBC’s interest percent	31.00%
Fair value	$ 5,705	6,438
Interests in associates	$ 5,027	$ 4,659